Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 103,013	$ 103,074
Accounts receivable, net	5,280	0
Prepaid expenses	7,773	2,427
Total Current Assets	116,066	105,501
Intangible assets, net	310,562	347,856
Total Assets	426,628	453,357
Current Liabilities
Accounts payable	180,081	169,914
Accrued liabilities	211,860	147,490
Deferred revenue	46,425	46,425
Notes payable, current portion, net of debt discounts of $202,048 and $111,781 at September 30, 2021 and December 31, 2020, respectively	431,119	953,219
Shares payable to related parties	361,800	730,836
Salaries payable to related parties	270,854	407,271
Derivative liability	143,224	315,782
Total Current Liabilities	1,645,363	2,770,937
PPP liability	36,700	36,700
Due to stockholders	1,000	1,000
Total Liabilities	1,683,063	2,808,637
Commitments and contingencies (Note 4)
Series B Convertible Preferred Stock, 600 shares designated, $0.001 par value, $1,200 stated value; 155 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively. Liquidation preference $186,000 as of September 30, 2021 and December 31, 2020, respectively	186,000	186,000
Stockholders' Equity (Deficit)
Preferred Stock Series A, $0.001 par value, 10,000,000 Shares authorized; 25,845 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	26	26
Common Stock $0.001 par value, 1,000,000,000 shares authorized; 215,854,396 shares and 145,110,130 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	215,855	145,111
Additional paid in capital	6,640,573	4,794,261
Accumulated deficit	(8,298,889)	(7,480,678)
Total stockholders' equity (deficit)	(1,442,435)	(2,541,280)
Total Liabilities and Stockholders' Equity (Deficit)	$ 426,628	$ 453,357